TRANSACTIONS WITH RELATED PARTIES - Summary of Controlled Entity of Related Party Transactions (Detail) - Total for all related parties - EBA Holding S.A.	3 Months Ended
Mar. 31, 2025
Disclosure of related party transactions [line items]
Nature	51.48%
Main Activity	Financial and Investment Matters
Location	City of Buenos Aires - Argentina
Interest %	17.51%